Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Commitments and contingencies

Note 31	Commitments and contingencies
Commitments
The following table is a summary of our contractual obligations at December 31, 2018 that are due in each of the next five years and thereafter.

	2019	2020	2021	2022	2023	THERE- AFTER	TOTAL
Operating leases	317	286	244	187	142	436	1,612
Commitments for property, plant and equipment and intangible assets	1,029	784	623	484	385	698	4,003
Purchase obligations	618	525	484	434	271	519	2,851
Total	1,964	1,595	1,351	1,105	798	1,653	8,466
BCE’s significant operating leases are for office premises, cellular tower sites, retail outlets and OOH advertising spaces with lease terms ranging from 1 to 40 years. These leases are non-cancellable. Rental expense relating to operating leases was $352 million in 2018 and $399 million in 2017.
Our commitments for property, plant and equipment and intangible assets include program and feature film rights and investments to expand and update our networks to meet customer demand.
Purchase obligations consist of contractual obligations under service and product contracts for operating expenditures and other purchase obligations.

Contingencies
In the ordinary course of business, we become involved in various claims and legal proceedings seeking monetary damages and other relief. In particular, because of the nature of our consumer-facing business, we are exposed to class actions pursuant to which substantial monetary damages may be claimed. Due to the inherent risks and uncertainties of the litigation process, we cannot predict the final outcome or timing of claims and legal proceedings. Subject to the foregoing, and based on information currently available and management’s assessment of the merits of the claims and legal proceedings pending at March 7, 2019, management believes that the ultimate resolution of these claims and legal proceedings is unlikely to have a material and negative effect on our financial statements. We believe that we have strong defences and we intend to vigorously defend our positions.